Annual Total Returns [BarChart] - Western Asset Managed Municipals Fund - Class A	Jun. 30, 2021
Bar Chart Table:
Annual Return 2011	12.90%
Annual Return 2012	10.13%
Annual Return 2013	(4.35%)
Annual Return 2014	10.92%
Annual Return 2015	2.75%
Annual Return 2016	0.11%
Annual Return 2017	5.52%
Annual Return 2018	0.43%
Annual Return 2019	7.22%
Annual Return 2020	4.22%